COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	$ 183
Limco Piedmont Inc [Member]
Guarantees:
Bank guarantee to secure liability to lessor	741
Costumer [Member]
Guarantees:
Bank guarantee to secure liability to lessor	40
Turbochrome Ltd. [Member]
Guarantees:
Bank guarantee to secure liability to lessor	$ 11